Expense Example - F/m Callable Tax-Free Municipal ETF - F/m Callable Tax-Free Municipal ETF Shares	Sep. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97